UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Quarter Ended: 9/30/05

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):         [  ]     is a restatement.
                                          [  ]     adds new  holdings
                                                   entries.

Institutional Investment Manager Filing this Report:

Name:     JL  Advisors,  LLC
          ------------------
Address:  400  Madison  Avenue,  5th  Floor
          New  York,  NY  10017


Form 13F File Number: 28-5227

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:     Michael Lewittes
Title:    Managing Member
Phone:    (212) 593-2392

Signature, Place, and Date of Signing:


Michael Lewittes               New York, NY
[Signature]                   [City, State]                 [Date]

Report  Type  (Check  only  one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form  13F  File  Number          Name
     28-____________          _______________________________
     [Repeat  as  necessary.]

                              Form 13F SUMMARY PAGE


Report  Summary:


Number of Other Included Managers:               NONE

Form 13F Information Table Entry Total:          27

Form 13F Information Table Value Total:          $  952,741
                                                 (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.          Form  13F  File  Number     Name

     ____         28-____________
     ____________________________

     [Repeat  as  necessary.]

     None

                                                FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
ANNTAYLOR STORES CORP          COM              036115103    14366  541100 SH       SOLE              541100      0    0
CKX INC                        COM              12562M106    16055 1277278 SH       SOLE             1277278      0    0
CSK CORP                       COM              126408103    22072  474876 SH       SOLE              474876      0    0
CVS CORP                       COM              126650100   149971 5169641 SH       SOLE             5169641      0    0
ENDO PHARMACEUTICALS HLDGS I   COM              29264F205    14926  559641 SH       SOLE              559641      0    0
ENDO PHARMACEUTICALS HLDGS I   CALL             29264F905      249   58500     CALL SOLE               58500      0    0
ADVANCED MEDICAL OPTICS INC    COM              00763M108    63457 1672109 SH       SOLE             1672109      0    0
FIDELITY NATL FINL INC         COM              316326107    62448 1402697 SH       SOLE             1402697      0    0
GREAT ATLANTIC & PAC TEA INC   COM              390064103     8508  300000 SH       SOLE              300000      0    0
HERBALIFE LTD                  COM USD SHS      G4412G101    11471  380590 SH       SOLE              380590      0    0
INTERNET CAP GROUP INC         COM NEW          46059C205     6549  743400 SH       SOLE              743400      0    0
KERR MCGEE CORP                COM              492386107    19422  200000 SH       SOLE              200000      0    0
MASSEY ENERGY CORP             COM              576206106    56345 1103287 SH       SOLE             1103287      0    0
NRG ENERGY INC                 COM NEW          629377508    36174  849152 SH       SOLE              849152      0    0
NEW SKIES SATELLITES HLDGS     SHS              G64865101     5841  277500 SH       SOLE              277500      0    0
OFFICE DEPOT INC               COM              676220106    83702 2818258 SH       SOLE             2818258      0    0
OWENS ILL INC                  COM NEW          690768403    30243 1466699 SH       SOLE             1466699      0    0
RITE AID CORP                  COM              767754104    28200 7267986 SH       SOLE             7267986      0    0
RELIANT ENERGY INC             COM              75952B105    54458 3527084 SH       SOLE             3527084      0    0
RADIOSHACK CORP                COM              750438103    22706  915564 SH       SOLE              915564      0    0
SAKS INC                       COM              79377W108     8973  485000 SH       SOLE              485000      0    0
TUPPERWARE CORP                COM              899896104     4556  200000 SH       SOLE              200000      0    0
TIME WARNER INC                COM              887317105    49984 2760000 SH       SOLE             2760000      0    0
TXU CORP                       COM              873168108    25777  228356 SH       SOLE              228356      0    0
VINTAGE PETE INC               COM              927460105    30273  663000 SH       SOLE              663000      0    0
WENDYS INTL INC                COM              950590109    72781 1611991 SH       SOLE             1611991      0    0
CIMAREX ENERGY CO              COM              171798101    53234 1174360 SH       SOLE             1174360      0    0